March 5, 2019

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Institutional Liquidity Funds

-Dreyfus Treasury and Agency Liquidity Money Market Fund

 1933 Act File No.: 333-220625
 1940 Act File No.: 811-23296
 CIK No.: 0001717375

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus for the above-referenced fund, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 1 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 25, 2019.

Please address any comments or questions to my attention at (412) 236-3018.

Sincerely,

/s/ Nicole B. Evoy
Nicole B. Evoy
Analyst/Paralegal